UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.9%

                                                         SHARES         VALUE
                                                       ----------   ------------
BUSINESS SERVICES - 8.1%
   Cognizant Technology Solutions, Cl A *               1,576,944   $ 46,661,773
   Visa, Cl A                                             316,668     20,729,087
                                                                    ------------
                                                                      67,390,860
                                                                    ------------
CONSUMER STAPLES - 4.4%
   CVS                                                  1,079,634     36,146,146
                                                                    ------------
ENERGY - 12.9%
   First Solar *                                          189,471     29,252,428
   National Oilwell Varco *                             1,029,621     37,004,579
   Vestas Wind Systems *                                  575,701     40,552,412
                                                                    ------------
                                                                     106,809,419
                                                                    ------------
FINANCIALS - 12.9%
   Charles Schwab                                       1,974,843     35,290,444
   CME Group, Cl A                                        154,328     43,031,276
   State Street                                           570,655     28,703,947
                                                                    ------------
                                                                     107,025,667
                                                                    ------------
HEALTH CARE - 22.9%
   Allergan                                               560,064     29,924,220
   Celgene *                                              461,888     26,309,140
   Covance *                                              551,936     30,439,270
   Genzyme *                                              636,940     33,050,817
   Gilead Sciences *                                      871,513     42,643,131
   Thermo Fisher Scientific *                             609,271     27,587,791
                                                                    ------------
                                                                     189,954,369
                                                                    ------------
INDUSTRIALS - 4.6%
   Quanta Services *                                    1,651,322     38,492,316
                                                                    ------------
INFORMATION TECHNOLOGY - 8.3%
   Apple *                                                240,749     39,335,979
   Electronic Arts *                                    1,353,914     29,068,534
                                                                    ------------
                                                                      68,404,513
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
MATERIALS - 4.8%
   Monsanto                                               474,968   $ 39,897,312
                                                                    ------------
TELECOMMUNICATION SERVICES - 6.7%
   American Tower, Cl A *                               1,625,797     55,423,420
                                                                    ------------
WIRELESS - 12.3%
   Qualcomm                                             1,008,686     46,611,380
   Research In Motion, Ltd. *                             727,761     55,309,836
                                                                    ------------
                                                                     101,921,216
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $730,003,995)                                            811,465,238
                                                                    ------------
SHORT-TERM INVESTMENT - 1.8%
   Fidelity Institutional Money Market Funds - Prime
      Money Market Portfolio, Cl I, 0.370% (A)
         (Cost $14,796,419)                            14,796,419     14,796,419
                                                                    ------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $744,800,414)+                                          $826,261,657
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $828,951,593.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

CL   - CLASS

LTD. - LIMITED

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $744,800,414, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $143,192,754 AND $(61,731,511), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities      Level 1     Level 2   Level 3       Total
-------------------------   ------------   -------   -------   ------------
   Common Stock             $811,465,238     $--       $--     $811,465,238
   Short-Term Investment      14,796,419      --        --       14,796,419
                            ------------     ---       ---     ------------
Total Investments in
   Securities               $826,261,657     $--       $--     $826,261,657
                            ============     ===       ===     ============

EMC-QH-001-0800

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Advisors' Inner Circle Fund


By (Signature and Title)                 /s/: Philip T. Masterson
                                         ---------------------------------------
                                         Philip T. Masterson
                                         President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                 /s/: Philip T. Masterson
                                         ---------------------------------------
                                         Philip T. Masterson
                                         President

Date: September 25, 2009


By (Signature and Title)                 /s/: Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson
                                         Treasurer, Controller & CFO

Date: September 25, 2009